UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2007

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  January 4, 2008

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	$425,746

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      294  5230.00 SH       SOLE                  5230.00
AFLAC INC                      com              001055102    15292 244171.21SH       SOLE                244171.21
ALBERTO CULVER CO              com              013078100     9445 384875.00SH       SOLE                384875.00
AMERICAN INTL GROUP            com              026874107    12223 209650.00SH       SOLE                209650.00
AMETEK INC NEW                 com              031100100     6836 145950.00SH       SOLE                145950.00
APOLLO GROUP INC               com              037604105    12808 182580.00SH       SOLE                182580.00
AUTOMATIC DATA PROCESSING      com              053015103    15767 354082.00SH       SOLE                354082.00
BANK OF AMERICA CORP           com              060505104      205  4964.00 SH       SOLE                  4964.00
BERKSHIRE HATHAWAY CL B        com              846702074      559   118.00 SH       SOLE                   118.00
CARDINAL HEALTH INC            com              14149Y108     8502 147229.00SH       SOLE                147229.00
CINTAS CORPORATION             com              172908105    11708 348247.00SH       SOLE                348247.00
CISCO SYSTEMS INC              com              17275R102     9984 368840.00SH       SOLE                368840.00
CITIGROUP INC                  com              172967101      236  8029.04 SH       SOLE                  8029.04
CORPORATE EXECUTIVE BOARD      com              21988R102     2666 44365.00 SH       SOLE                 44365.00
COVANCE INC                    com              222816100    10464 120805.00SH       SOLE                120805.00
CROSSTEX ENERGY L P            com              22765u102      310 10000.00 SH       SOLE                 10000.00
DANAHER CORP                   com              235851102    17300 197168.13SH       SOLE                197168.13
ECOLAB INC                     com              278865100    10667 208306.00SH       SOLE                208306.00
EXXON MOBIL CORP               com              30231g102     1174 12532.00 SH       SOLE                 12532.00
FISERV INC                     com              337738108    18791 338630.00SH       SOLE                338630.00
GENERAL ELECTRIC CO            com              369604103    15664 422548.00SH       SOLE                422548.00
HARLEY DAVIDSON INC            com              412822108     2398 51334.00 SH       SOLE                 51334.00
ILLINOIS TOOL WORKS            com              452308109    13054 243823.00SH       SOLE                243823.00
INTEL CORP                     com              458140100      318 11914.00 SH       SOLE                 11914.00
JOHNSON & JOHNSON              com              478160104    14822 222222.00SH       SOLE                222222.00
KIMBERLY CLARK CORP            com              494368103      206  2967.00 SH       SOLE                  2967.00
MARSHALL & ILSLEY CORP NEW     com              571837103      528 19928.00 SH       SOLE                 19928.00
MEDTRONIC INC                  com              585055106    18401 366042.00SH       SOLE                366042.00
MICROSOFT CORP                 com              594918104    15778 443209.00SH       SOLE                443209.00
NORTHERN TRUST CORP            com              665859104    14925 194900.00SH       SOLE                194900.00
OMNICOM GROUP INC              com              681919106    14076 296155.00SH       SOLE                296155.00
PATTERSON COMPANIES            com              703395103    11388 335438.00SH       SOLE                335438.00
PAYCHEX INC                    com              704326107    15221 420242.00SH       SOLE                420242.00
PEPSICO INC                    com              713448108      260  3430.00 SH       SOLE                  3430.00
PFIZER INC                     com              717081103     2623 115398.00SH       SOLE                115398.00
PRIVATEBANCORP INC             com              742962103     6199 189875.00SH       SOLE                189875.00
PROCTER & GAMBLE CO            com              742718109    13474 183513.00SH       SOLE                183513.00
RESMED                         com              761152107     7136 135850.00SH       SOLE                135850.00
STARBUCKS CORP                 com              855244109     4430 216400.00SH       SOLE                216400.00
STERICYCLE INC                 com              858912108    12628 212587.00SH       SOLE                212587.00
STRATASYS INC                  com              862685104    10113 391375.00SH       SOLE                391375.00
STRYKER CORP                   com              863667101    11091 148440.00SH       SOLE                148440.00
SYSCO CORPORATION              com              871829107    14313 458596.00SH       SOLE                458596.00
TARGET CORP                    com              87612E106    10129 202573.00SH       SOLE                202573.00
TETON ENERGY CORP              com              881628101       49 10000.00 SH       SOLE                 10000.00
TORCHMARK CORP                 com              891027104      202  3330.00 SH       SOLE                  3330.00
VERIFONE HOLDINGS INC          com              92342y109     3200 137650.00SH       SOLE                137650.00
WALGREEN COMPANY               com              931422109    13459 353441.00SH       SOLE                353441.00
WELLS FARGO & CO               com              949746101     8683 287624.00SH       SOLE                287624.00
WESTERN UNION CO               com              959802109      250 10280.00 SH       SOLE                 10280.00
WYETH                          com              983024100      203  4600.00 SH       SOLE                  4600.00
YAHOO! INC.                    com              984332106     5292 227530.00SH       SOLE                227530.00